Inventories, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Market adjustment in cost of revenue	$ 6,482,019	$ 2,233,452	$ 3,644,243